CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
Cash flows used in operating activities
Net loss	$ (527,734)	$ (813,679)
Non-cash items
Realized loss on share conversions	0	0
Financing costs	10,000	27,260
Interest Expense	17,576	13,119
Lease inducement	0	(1,794)
Change in fair value of convertible debt	243,259	421,779
Changes in operating assets and liabilities
Accounts payable and accrued liabilities	92,827	67,671
Net cash used in operating activities	(164,072)	(285,644)
Cash flows from financing activities
Bank indebtedness	602	0
Convertible debt	150,000	244,240
Net cash provided by financing activities	150,602	244,240
Net decrease in cash	(13,470)	(41,404)
Cash, beginning	13,846	64,157
Cash, ending	376	22,753
Non-cash financing and investing activities
Loans converted to common shares	$ 307,002	$ 195,250